RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
13. RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

From time to time, the director of the Company advanced funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and have no fixed terms of repayment.

For the six monthes ended June 30, 2021 and 2020, the Company has purchased materials amounted to $0 and $57,788, respectively, from its related company, Powerwatt Engineering Company Limited.

Also, for the six months ended June 30, 2021 and 2020, the Company was granted with the right to use the patents to their products at no fee charge by its related companies, which were controlled by the director of the Company. The management determined that such cost was nominal and did not recognize the patent expense in its financial statements.

Apart from the transactions and balances detailed elsewhere in these accompanying condensed consolidated financial statements, the Company has no other significant or material related party transactions during the periods presented.

13. RELATED PARTY TRANSACTIONS

From time to time, the director of the Company advanced funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and have no fixed terms of repayment.

For the years ended December 31, 2020 and 2019, the Company purchased the materials totaling $124,061 and $1,205,571 from its related companies, respectively.

Also, for the years ended December 31, 2020 and 2019, the Company was granted with the right to use the patents to their products at no fee charge by its related companies, which were controlled by the director of the Company. The management determined that such cost was nominal and did not recognize the patent expense in its financial statements.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.